Credit Facilities (Details) - Schedule of loans from financial institutions - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of loans from financial institutions [Abstract]
Less than 1 year	$ 269,009
1-2 years	179,339
Total	$ 448,348